Simplify Ancorato Target 25 Distribution ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 62.8%
U.S. Treasury Bill, 3.67%, 4/23/2026 (a)(b) ...................................... $ 3,500,000 $ 3,492,238
U.S. Treasury Bill, 3.63%, 5/5/2026 (a)(b) ....................................... 1,600,000 1,594,542
U.S. Treasury Bill, 3.63%, 5/12/2026 (a)(b) ...................................... 3,000,000 2,987,619
U.S. Treasury Bill, 3.66%, 5/26/2026 (a)(b) ...................................... 5,500,000 5,469,498
U.S. Treasury Bill, 3.67%, 6/23/2026 (a)(b) ...................................... 6,000,000 5,950,546
U.S. Treasury Bill, 3.68%, 7/7/2026 (a)(b) ....................................... 11,600,000 11,487,421
Total U.S. Treasury Bills (Cost $30,981,535) ......................................... 30,981,864
Shares
U.S. Exchange-Traded Funds – 49.3%
Money Market ETFs - 49.3%
Simplify Government Money Market ETF(c)(d)
(Cost $24,329,284) ....................................................... 243,000 24,314,580
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
Nasdaq 100 Index, April Strike Price $21,000, Expires 4/17/26 ............ 5 10,500,000 24,075
Nasdaq 100 Index, April Strike Price $22,000, Expires 4/17/26 ............ 12 26,400,000 131,520
155,595
Total Purchased Options (Cost $256,170) ............................................. 155,595
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $69,449) ........................................................... 69,449 69,449
Total Investments – 112.5%
(Cost $55,636,438) ............................................................. $ 55,521,488
Liabilities in Excess of Other Assets – (12.5)% ......................................... (6,166,045)
Net Assets – 100.0% ............................................................. $ 49,355,443
Number of
Contracts Notional Amount
Written Options – (12.5)%
Puts - Over the Counter Barrier Options – (12.5)%
AAPL/GOOGL/MSFT WOF, Expires 01/29/27, P100%/60% EKI NC1
(Counterparty: Morgan Stanley Capital Services LLC) ................. (4,000,000) $ (2,400,000) $ (409,200)
AAPL/GOOGL/MSFT WOF, Expires 02/05/27, P100%/60% EKI NC1
(Counterparty: Morgan Stanley Capital Services LLC) ................. (2,000,000) (1,200,000) (218,200)
AAPL/GOOGL/MSFT WOF, Expires 02/12/27, P100%/60% EKI NC1
(Counterparty: BNP Paribas) ..................................... (2,000,000) (1,200,000) (251,546)
ADBE, Expires 01/08/27, P100%/60% EKI NC1 (Counterparty: HSBC Bank) (500,000) (300,000) (78,750)

Simplify Ancorato Target 25 Distribution ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Number of
Contracts Notional Amount Value
ADBE, Expires 12/31/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) $ (600,000) $ (149,712)
AMD, Expires 02/05/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (3,000,000) (1,800,000) (371,969)
AMD, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (150,000) (90,000) (11,666)
AMD/INTC/NVDA WOF, Expires 02/05/27, P100%/60% EKI NC1
(Counterparty: Nomura Securities) ................................ (1,000,000) (600,000) (221,769)
AMD/INTC/NVDA WOF, Expires 02/12/27, P100%/60% EKI NC1
(Counterparty: Nomura Securities) ................................ (1,000,000) (600,000) (165,031)
AMD/INTC/NVDA WOF, Expires 12/11/26, P100%/60% EKI NC1
(Counterparty: Nomura Securities) ................................ (200,000) (120,000) (25,910)
AVGO, Expires 01/29/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (62,948)
AVGO, Expires 02/05/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (2,000,000) (1,200,000) (142,088)
AVGO, Expires 02/26/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (70,677)
AVGO, Expires 03/12/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (83,402)
BX/KKR WOF, Expires 02/26/27, P100%/60% EKI NC1 (Counterparty: HSBC
Bank) ....................................................... (1,000,000) (600,000) (115,100)
COST/W/WMT WOF, Expires 11/27/26, P100%/50% EKI NC1 (Counterparty:
HSBC Bank) ................................................. (600,000) (300,000) (144,000)
COST/W/WMT WOF, Expires 12/11/26, P100%/50% EKI NC1 (Counterparty:
HSBC Bank) ................................................. (200,000) (100,000) (35,680)
META, Expires 02/12/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (2,000,000) (1,200,000) (160,220)
META, Expires 03/05/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (74,063)
NFLX, Expires  12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (28,534)
PLTR, Expires 01/22/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (2,000,000) (1,200,000) (222,151)
PLTR, Expires 01/22/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,250,000) (750,000) (153,591)
PLTR, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (150,000) (90,000) (21,810)
PLTR, Expires 12/18/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (172,898)
PLTR, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (163,330)
PLTR, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Morgan
Stanley Capital Services LLC) .................................... (750,000) (450,000) (118,725)
PLTR, Expires 12/31/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,000,000) (600,000) (114,865)
PLTR, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (280,000) (168,000) (32,691)
PLTR, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (225,000) (135,000) (30,526)
SMCI, Expires 02/26/27, P100%/60% EKI NC1 (Counterparty: Goldman
Sachs International) ............................................ (2,500,000) (1,500,000) (792,500)
SMCI, Expires 03/05/27, P100%/60% EKI NC1 (Counterparty: Goldman
Sachs International) ............................................ (1,250,000) (750,000) (373,750)
SMCI, Expires 03/12/27, P100%/60% EKI NC1 (Counterparty: Goldman
Sachs International) ............................................ (1,000,000) (600,000) (289,000)
TSLA, Expires  12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,250,000) (750,000) (161,135)
TSLA, Expires 01/22/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (500,000) (300,000) (44,315)

Simplify Ancorato Target 25 Distribution ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Abbreviations:
EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
Number of
Contracts Notional Amount Value
TSLA, Expires 01/22/27, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,500,000) $ (900,000) $ (149,276)
TSLA, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (200,000) (120,000) (22,059)
TSLA, Expires 12/18/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,250,000) (750,000) (168,441)
TSLA, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Morgan
Stanley Capital Services LLC) .................................... (1,000,000) (600,000) (123,900)
TSLA, Expires 12/31/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (1,750,000) (1,050,000) (179,092)
TSLA, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura
Securities) ................................................... (300,000) (180,000) (33,051)
(6,187,571)
Total Written Options (Premiums Received $2,607,293) .................................. $ (6,187,571)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $18,495,887 have been pledged as collateral for options and swaps as of March 31,
2026.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 36,965,327 $ (12,629,000) $ (7,043) $ (14,704) $ 24,314,580 243,000 $ 285,070 $ —
$ — $ 36,965,327 $ (12,629,000) $ (7,043) $ (14,704) $ 24,314,580 243,000 $ 285,070 $ —